Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	$ (4,045)	$ (3,057)
Foreign currency differences on translation of foreign operations	(732)	(1,302)
Change in net unrealized gain (loss) on cash flow hedging instruments	(2,753)	382
Deferred income tax recovery (expense)	68	(68)
Balance - End of fiscal year	(7,462)	(4,045)
Foreign currency differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	(4,234)	(2,932)
Foreign currency differences on translation of foreign operations	(732)	(1,302)
Change in net unrealized gain (loss) on cash flow hedging instruments	0	0
Deferred income tax recovery (expense)	0	0
Balance - End of fiscal year	(4,966)	(4,234)
Hedging reserve
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	189	(125)
Foreign currency differences on translation of foreign operations	0	0
Change in net unrealized gain (loss) on cash flow hedging instruments	(2,753)	382
Deferred income tax recovery (expense)	68	(68)
Balance - End of fiscal year	$ (2,496)	$ 189